Costs in excess of billings (Details) - USD ($)	Jan. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Billings in excess of costs on uncompleted contracts- related party	$ (70,989)
Costs in excess of billings on uncompleted contracts- related party		$ 46,510	$ 710,652
Costs on contracts not yet recognized	3,071,325	2,870,392	0
Costs in excess of billings	3,000,336	2,916,902	710,652
Percentage-of Completion Method [Member]
Costs incurred on uncompleted contracts-related party	73,598	172,922	853,787
Billings to date	(144,587)	(126,412)	(143,135)
Billings in excess of costs on uncompleted contracts- related party	$ (70,989)
Costs in excess of billings		$ 46,510	$ 710,652